Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Detailed Information of Category of Financial Instruments
The detail information of financial instruments by category during the years ended December 31, 2020 and 2021 is as below:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Assets as per statement of financial position
Financial asset measured at fair value through profit or loss:
—Financial asset at fair value through profit or loss	—	5,000

	—	5,000

Financial asset measured at amortized costs:
Financial asset
—Trade receivables	—	740
—Other receivables, prepayments and deposits (excluding prepayments to suppliers and prepaid expenses).	22,616	71,897
—Cash and cash equivalents	3,665	8,726

Total	26,281	86,363

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Liabilities as per statement of financial position
Financial liabilities measured at amortized cost:
— Trade payables	—	437
— Other payables and accruals (excluding employee benefit payables and taxes payables)	14,580	52,009
— Lease liabilities	18,606	20,457

Total	33,186	72,903